BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss for basic and diluted loss per share	$ (55,807)	$ (111,754)	$ (114,208)
Denominator:
Weighted average number of Class A Ordinary shares used in computing basic net loss per share (in shares)	32,140,321	15,933,291	10,087,691
Weighted average number of Class A Ordinary shares used in computing diluted net loss per share (in shares)	32,140,321	15,933,291	10,087,691
Class A Ordinary Shares
Denominator:
Weighted average number of Class A Ordinary shares used in computing basic net loss per share (in shares)	32,140,321	15,933,291	10,087,691
Weighted average number of Class A Ordinary shares used in computing diluted net loss per share (in shares)	32,140,321	15,933,291	10,087,691
Basic net loss per Class A Ordinary shares (in USD per share)	$ (1.74)	$ (7.01)	$ (11.32)
Diluted net loss per Class A Ordinary shares (in USD per share)	$ (1.74)	$ (7.01)	$ (11.32)